EXHIBIT 99.7

AMC Supplemental Data

Supplemental Data

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	TILA Status Loan Designation	ATR Factors Present	CDFI Bank Originated Loan	Application Date	TRID Tested	GSE	HOEPA Fees	TILA Fees	Rate Lock Date	Calculated APR	Original P&I	Qualifying P&I	Qualifying Rate	Is Borrower Non Occupant	Is Co Borrower Non Occupant	Borrower Employment Indicator	Borrower Foreign National Indicator	Residual Income	Num Units	Annual Property Tax	Annual Insurance Costs	Monthly Property Tax	Monthly Insurance Costs	HOA Name	HOA Address State	Fee Amount	Next Due Date	HOA Payment Frequency	Investor DTI	QM DTI	Non QM DTI	Original Credit Report Date	Qualifying Credit Score	Asset Depletion Flag	Bank Statements Flag	Income Doc Detail	Tax Return Doc Details	Document Level	Document Type	Has ACH	Guideline Name	UW Guideline Author	ATR QM Total Points and Fees Audit	Loan Regulation Benchmark Date	Benchmark Rate	HUD 1 Page 1 Credits Total	Collateral Underwriter Risk Score	AUS Decision System	Property Inspection Waiver (PIW)	Rating Result	Eligible For Rep and Warrant Relief Per Collateral Advisor	Is Equity Shared Loan	Investor Qualifying Rate	Borrower Years of W2s	CoBorrower Years of W2s	Years of Personal Tax Returns	Years of Business Tax Returns	Years of 4506T	Years of Tax Transcripts	Months of Personal Bank Statements	Months of Business Bank Statements	Months of Profit and Loss Statements	Expense Letter	Maturity Date	Borrower Own Funds Cash Amount	Borrower Own Funds Percent	Title Evidence	Ownership Type	Borrower Type	Borrower Designation	Loan Closed in the Name of an Entity	Note Executed by	Assumable Mortgage Flag	Leasehold Flag	Buydown Flag	Borrower Experian FICO Model Used	Borrower Equifax FICO Model Used	Borrower TransUnion FICO Model Used	Months Reserves
xxxxxx	750514	xxxxxx	Non QM			xxxxxx	Yes	No	$4,825.78	$4,628.20	xxxxxx	7.108%	xxxxxx	xxxxxx	5.999%	No	No	Employed	US Citizen	$4,873.27	1	xxxxxx	$4,404.12	$145.54	$367.01						38.336%	38.336%	38.336%	08/06/2019	646	No	No	[Borrower - xxxxxx| Primary Income - Wages]; Paystubs - 2019 [Borrower -xxxxxx | Primary Income - Wages]; The Work Number - Employment Only - 2019 [Borrower -xxxxxx | Primary Income - Wages]; The Work Number - Employment Only - 2019 [Borrower -xxxxxx | Primary Income - Wages]; The Work Number - Income - 2019 [Borrower -xxxxxx | Primary Income - Wages]; The Work Number - Income - 2019 [Borrower -xxxxxx | Primary Income - Wages]; W-2 - 2018	[Borrower]; 4506 or 4506-T - 2018 [Borrower]; 4506 or 4506-T - 2017 [Borrower]; 4506 or 4506-T - 2016	Full Documentation (F)	Full	No	xxxxxx	xxxxxx	$4,825.78	xxxxxx	3.530%	$0.00		None			N/A	No	5.999%	1		0	0	3	0			0.00	No	xxxxxx			Short Form	Fee Simple	Individual	Individual	No	Individual	No		No	xxxxxx	xxxxxx	xxxxxx
xxxxxx	754730	xxxxxx	Non QM			xxxxxx	Yes	No	$2,922.50	$3,930.28	xxxxxx	6.012%	xxxxxx	xxxxxx	5.500%	No	No	Self-Employed	US Citizen	$3,648.86	1	xxxxxx	$5,889.36	$393.01	$490.78						47.427%	47.426%	47.426%	06/26/2018	661	No	No	[Borrower - xxxxxx | Primary Income - Sole Proprietor]; Third Party Verification - 2021 [Borrower - xxxxxx | Primary Income - Sole Proprietor]; P&L Statement - 2018 [Borrower - xxxxxx | Primary Income - Sole Proprietor]; Third Party Verification - 2018	[Borrower]; 1040 - 2017 [Borrower]; 4506-T - 2017 [Borrower]; Transcripts (1040) - 2017 [Borrower]; 4506-T - 2016 [Borrower]; Transcripts (1040) - 2016 [Borrower]; 4506-T - 2015	Full Documentation (F)	Full	Yes	xxxxxx	Verus	$2,922.50	xxxxxx	4.650%	$0.00	2.2	DU		ApproveEligible	N/A	No	5.500%	0		1	0	3	2				No	xxxxxx	$54,887.95	18.000%	Final	Fee Simple	Individual	Individual	No	Individual	No		No	xxxxxx	Other	xxxxxx	4.63
xxxxxx	762322	xxxxxx	Non QM			xxxxxx	Yes	No	$552.97	$452.97	xxxxxx	2.996%	xxxxxx	xxxxxx	3.000%	No	No	Employed	US Citizen	$11,551.04	1	xxxxxx	$2,900.04	$489.67	$241.67	xxxxxx		$153.00		Monthly	31.380%	31.380%	31.380%	07/17/2020	782	No	No	[Borrower -xxxxxx | Primary Income - Wages]; Paystubs - 2020 [Borrower -xxxxxx | Primary Income - Wages]; Paystubs - 2020 [Borrower -xxxxxx | Primary Income - Wages]; The Work Number - Employment Only - 2020 [Borrower -xxxxxx | Primary Income - Wages]; The Work Number - Income - 2020 [Borrower -xxxxxx | Primary Income - Wages]; W-2 - 2019 [Borrower -xxxxxx | Primary Income - Wages]; W-2 Transcript - 2019 [Borrower -xxxxxx | Primary Income - Wages]; W-2 - 2018 [Borrower -xxxxxx | Primary Income - Wages]; W-2 Transcript - 2018 [Borrower -xxxxxx | Primary Income - Wages]; W-2 Transcript - 2017	[Borrower]; 4506-T - 2019 [Borrower]; 4506-T - 2018 [Borrower]; 4506-T - 2017 [Borrower]; 1084 or income worksheet - Year Not Available	Full Documentation (F)	Full	No	xxxxxx	Verus	$552.97	xxxxxx	2.930%	$0.00	1.1	None			N/A	No	3.000%	3		0	0	3	0			0.00	No	xxxxxx	$157,920.59		Final	Fee Simple	Individual	Individual	No	Individual	No		No	xxxxxx	xxxxxx	xxxxxx	36.66